Management Report - Risk and Capital Performance - Transitional template for regulatory capital, RWA and capital ratios (Tables)	12 Months Ended
Dec. 31, 2017
Transitional template for regulatory capital RWA and capital ratios [Abstract]
Transitional template for regulatory capital RWA and capital ratios [text block table]

Transitional template for regulatory capital, RWA and capital ratios

	Dec 31, 2017		Dec 31, 2016
in € m.	CRR/CRD 4 fully-loaded	CRR/CRD 4	CRR/CRD 4 fully loaded	CRR/CRD 4
Common Equity Tier 1 (CET 1) capital: instruments and reserves
Capital instruments and the related share premium accounts	45,195	45,195	37,290	37,290
Retained earnings	17,977	17,977	20,113	20,113
Accumulated other comprehensive income (loss), net of tax	696	660	3,708	3,645
Independently reviewed interim profits net of any foreseeable charge or dividend[1]	(751)	(751)	(2,023)	(2,023)
Other	0	33	0	79
Common Equity Tier 1 (CET 1) capital before regulatory adjustments	63,116	63,114	59,088	59,104

Common Equity Tier 1 (CET 1) capital: regulatory adjustments
Additional value adjustments (negative amount)	(1,204)	(1,204)	(1,398)	(1,398)
Other prudential filters (other than additional value adjustments)	(102)	(74)	(639)	(428)
Goodwill and other intangible assets (net of related tax liabilities) (negative amount)	(8,394)	(6,715)	(8,436)	(5,062)
Deferred tax assets that rely on future profitability excluding those arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (negative amount)	(3,004)	(2,403)	(3,854)	(2,312)
Negative amounts resulting from the calculation of expected loss amounts	(502)	(408)	(297)	(188)
Defined benefit pension fund assets (negative amount)	(1,125)	(900)	(945)	(567)
Direct, indirect and synthetic holdings by an institution of own CET 1 instruments (negative amount)	(144)	(117)	(59)	(41)
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above the 10% / 15 % thresholds and net of eligible short positions) (negative amount)	0	0	0	0
Deferred tax assets arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (amount above the 10% / 15 % thresholds) (negative amount)	0	0	(590)	(354)
Other regulatory adjustments[2]	(341)	(485)	(591)	(971)
Total regulatory adjustments to Common Equity Tier 1 (CET 1) capital	(14,816)	(12,306)	(16,810)	(11,321)
Common Equity Tier 1 (CET 1) capital	48,300	50,808	42,279	47,782

Additional Tier 1 (AT1) capital: instruments
Capital instruments and the related share premium accounts	4,676	4,676	4,676	4,676
Amount of qualifying items referred to in Art. 484 (4) CRR and the related share premium accounts subject to phase out from AT1	N/M	3,904	N/M	6,516
Additional Tier 1 (AT1) capital before regulatory adjustments	4,676	8,579	4,676	11,191

Additional Tier 1 (AT1) capital: regulatory adjustments
Direct, indirect and synthetic holdings by an institution of own AT1 instruments (negative amount)	(55)	(26)	(125)	(51)
Residual amounts deducted from AT1 capital with regard to deduction from CET 1 capital during the transitional period pursuant to Art. 472 CRR	N/M	(1,730)	N/M	(3,437)
Other regulatory adjustments	0	0	0	0
Total regulatory adjustments to Additional Tier 1 (AT1) capital	(55)	(1,756)	(125)	(3,488)
Additional Tier 1 (AT1) capital	4,621	6,823	4,551	7,703
Tier 1 capital (T1 = CET 1 + AT1)	52,921	57,631	46,829	55,486

Tier 2 (T2) capital	10,329	6,384	12,673	6,672
Total capital (TC = T1 + T2)	63,250	64,016	59,502	62,158
Total risk-weighted assets	344,212	343,316	357,518	356,235
Capital ratios
Common Equity Tier 1 capital ratio (as a percentage of risk-weighted assets)	14.0	14.8	11.8	13.4
Tier 1 capital ratio (as a percentage of risk-weighted assets)	15.4	16.8	13.1	15.6
Total capital ratio (as a percentage of risk-weighted assets)	18.4	18.6	16.6	17.4

N/M – Not meaningful

1 As we do not include an interim profit in our CET 1 capital as a consequence of the negative net income in the financial year 2017, neither AT1 coupon nor shareholder dividends are accrued in CET 1 capital in accordance with Art 26 (2) CRR.

[2]Including an additional capital deduction of € 0.3 billion that was imposed on Deutsche Bank effective from October 2016 onwards based on a notification by the ECB pursuant to Article 16(1)(c), 16(2)(b) and (j) of Regulation (EU) No 1024/2013 as well as the additional filter for funds for home loans and savings protection (“Fonds für bauspartechnische Absicherung”) of € 19 million.